Schedule of Investments

September 30, 2023
(unaudited)
	Shares	Value (a)
Common Stocks — 99.7%
Communication Services — 8.8%
Alphabet Inc. Class A (b)	729,300	$95,436,198
Comcast Corporation Class A	646,500	28,665,810
Meta Platforms, Inc. Class A (b)	141,500	42,479,715
Netflix, Inc. (b)	65,722	24,816,627
Verizon Communications Inc.	462,800	14,999,348
		206,397,698
Consumer Discretionary — 11.0%
Amazon.com, Inc. (b)	556,400	70,729,568
Booking Holdings Inc. (b)	9,800	30,222,710
Home Depot, Inc.	58,000	17,525,280
McDonald’s Corporation	104,900	27,634,856
O’Reilly Automotive, Inc. (b)	24,000	21,812,640
Skechers U.S.A., Inc. Class A (b)	280,900	13,750,055
Tesla, Inc. (b)	140,500	35,155,910
TJX Companies, Inc.	260,360	23,140,797
Uber Technologies, Inc. (b)	405,500	18,648,945
		258,620,761
Consumer Staples — 6.5%
Altria Group, Inc.	316,400	13,304,620
Coca-Cola Company	165,700	9,275,886
Colgate-Palmolive Company	158,500	11,270,935
Monster Beverage Corporation (b)	242,668	12,849,271
PepsiCo, Inc.	78,800	13,351,872
Philip Morris International Inc.	227,435	21,055,932
Procter & Gamble Company	261,449	38,134,951
Walmart Inc.	203,581	32,558,709
		151,802,176
Energy — 5.0%
Adams Natural Resources Fund, Inc. (c)(f)	2,186,774	50,558,215
Diamondback Energy, Inc.	114,200	17,687,296
Exxon Mobil Corporation	148,174	17,422,299
Marathon Petroleum Corporation	117,037	17,712,379
Pioneer Natural Resources Company	63,600	14,599,380
		117,979,569

Schedule of Investments (continued)

September 30, 2023
(unaudited)
	Shares	Value (a)
Financials — 12.6%
American International Group, Inc.	421,600	$25,548,960
Bank of America Corp.	367,768	10,069,488
Berkshire Hathaway Inc. Class B (b)	72,543	25,411,813
Chubb Limited	122,100	25,418,778
JPMorgan Chase & Co.	329,763	47,822,230
Mastercard Incorporated Class A	91,862	36,369,084
Morgan Stanley	319,869	26,123,701
S&P Global, Inc.	78,700	28,757,767
Visa Inc. Class A	205,361	47,235,084
Wells Fargo & Company	569,800	23,282,028
		296,038,933
Health Care — 13.1%
Align Technology, Inc. (b)	39,000	11,907,480
Becton, Dickinson and Company	86,300	22,311,139
Cencora, Inc.	166,300	29,929,011
DexCom, Inc. (b)	194,957	18,189,488
Eli Lilly and Company	63,568	34,144,280
Health Care Select Sector SPDR Fund	223,200	28,734,768
IDEXX Laboratories, Inc. (b)	34,300	14,998,361
Johnson & Johnson	101,200	15,761,900
Merck & Co., Inc.	332,700	34,251,465
Regeneron Pharmaceuticals, Inc. (b)	32,300	26,581,608
Thermo Fisher Scientific Inc.	47,900	24,245,543
UnitedHealth Group Incorporated	90,600	45,679,614
		306,734,657
Industrials — 8.2%
Boeing Company (b)	125,177	23,993,927
Carrier Global Corporation	436,020	24,068,304
Generac Holdings Inc. (b)	92,700	10,100,592
Ingersoll Rand Inc.	267,300	17,032,356
Lockheed Martin Corporation	59,211	24,214,931
Paycom Software, Inc.	33,600	8,711,472
Quanta Services, Inc.	119,000	22,261,330
Republic Services, Inc.	148,200	21,119,982
TransDigm Group Incorporated (b)	23,900	20,150,807
Union Pacific Corporation	103,300	21,034,979
		192,688,680

Schedule of Investments (continued)

September 30, 2023
(unaudited)
	Shares	Value (a)
Information Technology — 27.6%
Accenture plc Class A	101,119	$31,054,656
Advanced Micro Devices, Inc. (b)	257,400	26,465,868
Apple Inc.	900,400	154,157,484
Arista Networks, Inc. (b)	119,691	22,014,766
Cisco Systems, Inc.	502,500	27,014,400
Intuit Inc.	47,600	24,320,744
Lam Research Corporation	48,900	30,649,053
Micron Technology, Inc.	289,400	19,687,882
Microsoft Corporation	552,300	174,388,725
NVIDIA Corporation	166,400	72,382,336
Oracle Corporation	109,400	11,587,648
QUALCOMM Incorporated	37,600	4,175,856
Salesforce, Inc. (b)	135,700	27,517,246
Synopsys, Inc. (b)	50,100	22,994,397
		648,411,061
Materials — 2.5%
DuPont de Nemours, Inc.	151,686	11,314,259
Linde plc	61,100	22,750,585
PPG Industries, Inc.	106,500	13,823,700
Teck Resources Limited	229,400	9,884,846
		57,773,390
Real Estate — 2.3%
Digital Realty Trust, Inc.	123,000	14,885,460
Prologis, Inc.	174,800	19,614,308
Public Storage	43,300	11,410,416
Ventas, Inc.	206,000	8,678,780
		54,588,964
Utilities — 2.1%
AES Corporation	582,500	8,854,000
American Water Works Company, Inc.	107,783	13,346,769
CenterPoint Energy, Inc.	460,600	12,367,110
DTE Energy Company	137,400	13,641,072
		48,208,951
Total Common Stocks
(Cost $1,518,477,884)		2,339,244,840

Schedule of Investments (continued)

September 30, 2023
(unaudited)
	Shares	Value (a)
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(f)
(Cost $150,000)		$466,000
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Northern Institutional Treasury Premier Portfolio, 5.20% (e)	552,466	552,466
Western Asset Institutional Liquid Reserves Fund, 5.41% (e)	9,107,601	9,106,691
Total Short-Term Investments
(Cost $9,657,775)		9,659,157
Total — 100.1%
(Cost $1,528,285,659)		2,349,369,997
Other Assets Less Liabilities — (0.1)%		(2,194,834)
Net Assets — 100.0%		$2,347,175,163

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
During the nine months ended September 30, 2023, investments in affilates were as follows:

Affiliate	Shares held	Net realized gain (loss) and long-term capital gain distributions	Dividend income and short-term capital gain distributions	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Fund, Inc. (non-controlled)	2,186,774	43,735	612,297	2,886,542	50,558,215
Total		$43,735	$612,297	$2,886,542	$51,024,215
Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.